Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 177,107	$ 25,440	¥ 174,058
Equity investment loss	47,202	6,780	19,297
Provision for doubtful accounts	17,675	2,539	15,520
Intangible assets and accrued expenses	6,787	975	9,029
Deferred revenue	2,153	309	2,321
Government subsidies	100	14	615
Share-based compensation	2,584	371	151
Others	7,611	1,093	8,933
Less: valuation allowance	229,268	32,932	141,028
Deferred tax assets	31,951	4,589	88,896
Deferred tax liabilities:
Outside basis difference on investment	78,211	11,234	110,222
Equity method investment	4,567	656
Long-lived assets arising from business acquisitions	69	10	69
Deferred tax liabilities	¥ 82,847	$ 11,900	¥ 110,291